Leases - Schedule of Embedded Leasing Consideration (Details) R$ in Millions	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Potential PIS Pasep And Cofins Tax Rate	9.25%
Nominal [member]
IfrsStatementLineItems [Line Items]
Consideration for the leasing	R$ 641
Potential PIS/Pasep and Cofins (9.25%)	8
Adjusted To Present Value [member]
IfrsStatementLineItems [Line Items]
Consideration for the leasing	417
Potential PIS/Pasep and Cofins (9.25%)	R$ 5